Aug-29-03 01:30pm From- T-830 P.002/003 F-079

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028352

cert NYS

1-31765

NYSE

August 29, 2003

RECD S.E.C.
AUG 2 9 2003
081

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JAN 08 2004
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, NUVEEN DIVERSIFIED DIVIDEND AND INCOME FUND, Share of beneficial interest, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 29, 2003. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho